AHA INVESTMENT FUNDS, INC.

                     AHA LIMITED MATURITY FIXED INCOME FUND
                      AHA FULL MATURITY FIXED INCOME FUND
                               AHA BALANCED FUND
                          AHA DIVERSIFIED EQUITY FUND
                          AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND

      SUPPLEMENT DATED MAY 17, 2002 TO PROSPECTUS DATED NOVEMBER 16, 2001

     Shares of AHA U.S. Growth Equity Fund and AHA International Core Equity Fund are not currently available for purchase as these Funds have not yet commenced operations.

INVESTMENT MANAGERS

FULL MATURITY FIXED INCOME FUND
-------------------------------

     Western Asset Management Company ("WAM") serves with Baird Advisors as Investment Managers to the Full Maturity Fixed Income Master Portfolio. For information regarding WAM and the individuals from WAM who share primary responsibility for the Full Maturity Fixed Income Portfolio, see the description of WAM under the Balanced Fund in the Investment Managers section of the prospectus.

BALANCED FUND AND DIVERSIFIED EQUITY FUND
-----------------------------------------

     The following individuals at Cambiar Investors, Inc. ("Cambiar") share primary responsibility for the Balanced Master Portfolio and the Diversified Equity Master Portfolio:

                                       PROFESSIONAL EXPERIENCE
       MANAGER                        (FOR THE PAST FIVE YEARS)
       -------                        ------------------------

Brian M. Barish       President and Treasurer (since Feb. 2000), Director of
                      Research (since Jan. 1999); Portfolio Manager (since Feb.
                      1997), Senior Vice President (Jan. 1999 - Jan. 2000),
                      Vice President and Analyst (Feb. 1997 - Dec. 1998),
                      Cambiar; prior thereto, Vice President of Investment
                      Research, Lazard Freres & Co. LLC.

Anna A. Aldrich       Vice President and Portfolio Manager, Cambiar (since
                      1999); prior thereto, Global Equity Analyst, Bankers
                      Trust Company.

Maria L. Azari        Vice President and Portfolio Manager (since 1999),
                      Securities Analyst (since 1997), Cambiar; prior thereto
                      Investment Analyst, Eaton Vance.

Michael J. Gardner    Vice President and Portfolio Manager, Cambiar.

     If you have questions regarding purchasing shares of any AHA Fund, please call 1-800-445-1341.